Condensed Statement of Cash Flows - USD ($)	3 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Cash Flows from Operating Activities:
Net income	$ (4,832,201)	$ 1,384,201
Adjustment to reconcile net income to net cash used in operating activities:
General and administrative expenses paid by Sponsor in exchange for issuance of Class B ordinary shares	25,000
Change in fair value of derivative warrant liabilities	3,758,500	(7,203,800)
Transaction costs—derivative warrant liabilities	946,010
Changes in operating assets and liabilities:
Prepaid expenses	(831,645)	195,077
Accounts payable	578,902	3,710,449
Accrued expenses	53,590	890,878
Net cash used in operating activities	(301,844)	(1,023,195)
Cash Flows from Investing Activities:
Cash deposited in Trust Account	(373,750,000)
Net cash used in investing activities	(373,750,000)
Cash Flows from Financing Activities:
Proceeds received from note payable to related party	127,850
Repayment of note payable to related party	(127,850)
Proceeds received from initial public offering, gross	373,750,000
Proceeds received from private placement	9,475,000
Reimbursement from underwriters	2,990,000
Offering costs paid	(9,897,107)	(365,234)
Net cash used in financing activities	376,317,893	(365,234)
Net change in cash	2,266,049	(1,388,429)
Cash - beginning of the period	0	2,266,049
Cash - end of the period	2,266,049	877,620
Supplemental disclosure of noncash financing activities:
Deferred legal fees		462,409
Offering costs included in accrued expenses	435,234
Deferred underwriting commissions	13,081,250
Initial value of Class A ordinary shares subject to possible redemption	333,685,710
Change in initial value of Class A ordinary shares subject to possible redemption	(3,236,130)	$ 921,790
Initial measurement of derivative warrants issued in connection with the initial public offering accounted for as liabilities	$ 23,490,630